FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Measurement Inputs Level 1 (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	€ 24,696	€ 20,886	€ 19,464	€ 20,004
Liabilities:
Short-term borrowings	2,638	3,513
Long-Term Debt	5,675	1,420
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	24,696	20,886
Liabilities:
Short-term borrowings	2,638	3,513
Long-Term Debt	€ 5,675	€ 1,420